                       SUPPLEMENT DATED NOVEMBER 2, 1999
                                       to
                          PROSPECTUS DATED MAY 1, 1999
                                      for

                   Flexible Payment Variable Annuity Contract

                                   Issued by

                     MONY Life Insurance Company of America
                        MONY America Variable Account A

EFFECTIVE NOVEMBER 1, 1999 THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

ALL OF THE CHANGES IN THE SUPPLEMENTS DATED OCTOBER 23, 1999 AND NOVEMBER 1, 1999 TO THE PROSPECTUS DATED MAY 1, 1999 ARE HEREBY DELETED EXCEPT FOR THE CHANGES STATED BELOW.

 1. THE FIRST SENTENCE OF THE THIRD BULLET ON THE COVER PAGE IS HEREBY AMENDED TO READ AS FOLLOWS:

     - If you do, you can tell us to place your purchase payments and fund values into any 20 of the 25 different subaccounts.

 2. THE SECOND SENTENCE OF THE FIRST PARAGRAPH UNDER "THE FUNDS" ON PAGE 16 IS DELETED AND REPLACED BY THE FOLLOWING:

          The Funds (except for the Dreyfus Stock Index Fund) are diversified, open-end management investment companies. The Dreyfus Stock Index Fund is a non-diversified, open-end management investment company. The Funds are registered with the SEC under the Investment Company Act of 1940.

 3. THE FIRST COLUMN OF THE ENTERPRISE ACCUMULATION TRUST TABLE ON PAGE 17 IS AMENDED TO CHANGE THE NAME OF THE SUB-INVESTMENT ADVISER FOR THE EQUITY PORTFOLIO TO TCW FUNDS MANAGEMENT, INC. AND TO ADD SANFORD C. BERNSTEIN & CO., INC. AS THE CO-SUB-INVESTMENT ADVISER TO THE MANAGED PORTFOLIO.

 4. THE FIRST COLUMN OF THE ENTERPRISE ACCUMULATION TRUST TABLE ON PAGE 19 IS AMENDED TO CHANGE THE NAME OF THE SUB-INVESTMENT ADVISER OF THE CAPITAL APPRECIATION PORTFOLIO TO MARSICO CAPITAL MANAGEMENT, LLC.

 5. THE FIRST PARAGRAPH FOLLOWING THE TABLE ON PAGE 19 IS AMENDED TO READ AS
    FOLLOWS:

          The investment objectives of each portfolio (except for the Janus portfolios) are fundamental and may not be changed without the approval of the holders of a majority of the outstanding shares of the portfolio affected. For each of the Funds a majority means the lesser of:

             (1) 67% of the portfolio shares represented at a meeting at which more than 50% of the outstanding portfolio shares are represented, or

             (2) more than 50% of the outstanding portfolio shares.

     The investment objectives of the Janus portfolios are non-fundamental and may be changed by the Fund's Trustees without a shareholder vote.

 6. THE FIRST SENTENCE UNDER "ALLOCATION OF PAYMENTS AND FUND VALUE" ON PAGE 23 IS AMENDED TO READ AS FOLLOWS:

          Allocation of Payments. On the application, the Owner may allocate Net Purchase Payments to up to 20 of the 25 subaccount(s) of MONY America Variable Account A or to the Guaranteed Interest Account.

 7. THE FIRST SENTENCE OF THE SECOND PARAGRAPH ON PAGE 24 IS AMENDED TO READ AS
    FOLLOWS:

          Net Purchase Payments may be allocated in whole percentages to up to 20 of the available subaccounts and to the Guaranteed Interest Account.

#820-342                                                      Reg. No. 333-59717